INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Loss Before Income Taxes and Provision For Income Taxes [Table Text Block]

The Group’s earnings / (loss) before income taxes and extraordinary item consists of the following:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
U.S.	(1,726)	(10,757)	(14,708)	(13,254)
PRC, excluding Hong Kong	11,048	68,832	50,418	145,418
Hong Kong	(457)	(2,846)	(172,931)	(6,990)
Other foreign jurisdictions	(109)	(683)	(445)	(270)

	8,756	54,546	(137,666)	124,904

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The provision for income taxes consists of the following:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Current tax
PRC, excluding Hong Kong	920	5,732	8,228	13,361
Hong Kong	687	4,280	8,048	3,819
Deferred tax
Hong Kong	(670)	(4,173)	(4,723)	(5,331)

Income tax expense	937	5,839	11,553	11,849

Prc Statutory Tax Rate To Earnings Loss Before Income Tax [Table Text Block]

Reconciliation between income tax expense and the amount that result by applying the PRC statutory tax rate to earnings / (loss) before income taxes and extraordinary item is as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Earnings / (loss) before income taxes	8,756	54,546	(137,666)	124,904

PRC statutory tax rate		25%	25%	25%
Computed “expected” income tax expense / (benefit)	2,189	13,637	(34,417)	31,226
Effect of PRC preferential income tax rate	—	—	(471)	(2,123)
Effect of PRC tax holiday	(4,673)	(29,113)	(33,947)	(26,511)
PRC R&D bonus deduction	—	—	(1,617)	—
Tax rate differential for U.S and Hong Kong entities	(116)	(726)	13,375	(599)
Entities of other foreign jurisdictions not subject to income tax	27	171	112	68
Change in valuation allowance	629	3,921	(1,544)	5,982
Non-taxable items:
Interest income	(10)	(61)	(63)	(12)
Foreign exchange gain	(73)	(455)	(56)	(112)
Adjustment of consideration payable, net of disposal / impairment of respective intangible assets for Long Rise (note 7(c))	—	—	—	(8,939)
Other non-taxable income	(80)	(502)	—	—
Non-deductible items:
Impairment loss of goodwill	—	—	43,146	3,535
Provision for inventory write-down	—	—	—	2,112
Allowance for doubtful accounts	—	—	384	—
Share-based compensation	2,646	16,486	16,679	7,144
Professional fees	—	—	2,462	—
Foreign exchange loss	133	827	—	—
Other non-deductible items	80	499	595	63
Deemed income for income tax purposes	185	1,155	6,915	15
Income tax expense	937	5,839	11,553	11,849

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	2012	2012	2011
	USD	RMB	RMB
Deferred tax assets:
Tax loss carryforwards	2,126	13,244	9,880
Valuation allowance	(2,126)	(13,244)	(9,880)

Net deferred tax asset	—	—	—

Deferred tax liabilities:
Intangible assets	(3,412)	(21,254)	(25,427)

Net deferred tax liability	(3,412)	(21,254)	(25,427)